Related Party Transactions - Amantes Loans (Details) - USD ($)		3 Months Ended		9 Months Ended
	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jan. 23, 2025	Jan. 02, 2025	Dec. 31, 2024	Nov. 27, 2024	Nov. 01, 2024
Related Party Transactions
Short-term debt, related parties		$ 1,442,500		$ 1,442,500				$ 19,973,000
Conversion of related party short-term debt into common stock				14,797,901
Accrued interest, related parties		184,869		184,869				955,119
Related party
Related Party Transactions
Short-term debt, related parties		1,442,500		1,442,500				19,973,000
Related party | Amantes Loans
Related Party Transactions
Short-term debt, related parties		200,000		200,000				700,000
Interest expense relating to loan		3,067	$ 0	24,825	$ 0
Related party | Amantes Loans | Maximum | Amantes
Related Party Transactions
Accrued interest, related parties		6,220		6,220				5,700
Related party | Amantes November 2024 Loans
Related Party Transactions
Short-term debt, related parties		150,000		150,000				$ 700,000	$ 300,000	$ 400,000
Debt interest rate									6.00%
Conversion of related party short-term debt into common stock	$ 550,000
Related party | Amantes January 2025 Loans
Related Party Transactions
Short-term debt, related parties		$ 50,000		$ 50,000		$ 300,000	$ 300,000
Debt interest rate						6.00%	6.00%
Conversion of related party short-term debt into common stock	$ 250,000